Property Plant And Equipment - Segment breakup - (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ 74,245	$ 73,493
Assets under construction and not subject to depreciation	4,700	15,900
Finance lease assets	1,400	1,400
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	57,641	56,961
Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	7,792	8,017
Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	8,535	8,231
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	116,874	114,848	$ 107,678
Cost | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	80,295	79,625
Cost | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	21,867	21,007
Cost | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	13,627	13,137
Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(42,629)	(41,355)	(36,419)
Accumulated provision | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(22,654)	(22,664)
Accumulated provision | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(14,075)	(12,990)
Accumulated provision | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(5,092)	(4,906)
Oil and Gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	18,062	18,234
Oil and Gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	37,845	36,209	34,141
Oil and Gas properties | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(19,783)	(17,975)	(16,062)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	56,183	55,259
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	79,029	78,639	73,537
Plant and Equipment | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(22,846)	(23,380)	$ (20,357)
Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	277	284
Corporate Energy Trading And Eliminations | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	1,085	1,079
Corporate Energy Trading And Eliminations | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ (808)	$ (795)